Contract revenue - Disaggregation of Contract Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total fee and other revenue	$ 12,873	$ 13,313	$ 12,831
Net income (loss) attributable to noncontrolling interests	(13)	12	9
Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	12,086	12,066	11,646
Fee and other revenue - not in scope of ASC 606	800	1,235	1,176
Total fee and other revenue	12,886	13,301	12,822
Total investment services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	8,488	8,233	7,986
Investment management and performance fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	3,299	3,552	3,373
Financing-related fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	55	68	80
Distribution and servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	130	112	115
Investment and other income | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	114	101	92
Securities Services | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	5,139	5,075	4,863
Fee and other revenue - not in scope of ASC 606	865	743	815
Total fee and other revenue	6,004	5,818	5,678
Securities Services | Total investment services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	4,890	4,919	4,681
Securities Services | Investment management and performance fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	0	0	0
Securities Services | Financing-related fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	30	19	18
Securities Services | Distribution and servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	4	5	4
Securities Services | Investment and other income | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	215	132	160
Market and Wealth Services | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	3,687	3,349	3,391
Fee and other revenue - not in scope of ASC 606	185	234	187
Total fee and other revenue	3,872	3,583	3,578
Market and Wealth Services | Total investment services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	3,564	3,284	3,262
Market and Wealth Services | Investment management and performance fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	23	18	17
Market and Wealth Services | Financing-related fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	23	48	59
Market and Wealth Services | Distribution and servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	(66)	(5)	(26)
Market and Wealth Services | Investment and other income | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	143	4	79
Investment and Wealth Management | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	3,337	3,731	3,460
Fee and other revenue - not in scope of ASC 606	(15)	118	35
Total fee and other revenue	3,322	3,849	3,495
Net income (loss) attributable to noncontrolling interests	(13)	12	9
Investment and Wealth Management | Total investment services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	99	100	96
Investment and Wealth Management | Investment management and performance fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	3,290	3,553	3,373
Investment and Wealth Management | Financing-related fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	1	0	2
Investment and Wealth Management | Distribution and servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	192	113	137
Investment and Wealth Management | Investment and other income | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	(245)	(35)	(148)
Other | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	(77)	(89)	(68)
Fee and other revenue - not in scope of ASC 606	(235)	140	139
Total fee and other revenue	(312)	51	71
Other | Total investment services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	(65)	(70)	(53)
Other | Investment management and performance fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	(14)	(19)	(17)
Other | Financing-related fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	1	1	1
Other | Distribution and servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	0	(1)	0
Other | Investment and other income | Operating segments
Disaggregation of Revenue [Line Items]
Total fee and other revenue – contract revenue	$ 1	$ 0	$ 1